Related Party Balances and Transactions - Schedule of Accounts Receivable from a Related Party (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
loans payable			¥ 8,655,800
other payable to shareholders			613,820
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature	International trading
accounts receivable from related parties			173,382
The other logistics service customers [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
accounts receivable from related parties			76,543
Related Party [Member]
Related Party Transaction [Line Items]
accounts receivable from related parties			249,925
other receivable from related parties	12,315,486	1,752,146	20,273,420
prepaid expenses from a related party	6,426,947	914,373	6,696,004
loans receivable from related parties	1,085,703	154,465
accounts payable to related parties	8,179,282	1,163,681	242,734
loan payable to a related party	188,147	26,768	2,233,700
other payable to related parties	629,456	89,554	789,560
other payable to shareholders	¥ 6,937,500	987,011	6,937,500
Cargo Link Logistics HK Company Limited (“Cargo Link”) [Member]
Related Party Transaction [Line Items]
Nature	Deposit for logistic services
other receivable from related parties	¥ 11,267,167	1,603,000	11,547,932
HYTX Warehouse No. 3 LLC (“No. 3 LLC”) [Member]
Related Party Transaction [Line Items]
Nature	Rent deposit
other receivable from related parties	¥ 988,707	140,665
Winpass Logistics (HK) Co., Limited (“Winpass”)[member]
Related Party Transaction [Line Items]
Nature	Deposit and prepayment for logistic services
other receivable from related parties	¥ 59,612	8,481	8,725,488
Hongkong Boyatong Supply Chain Management [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
prepaid expenses from a related party	¥ 6,426,947	914,373
Winpass Logistics (HK) Co., Limited (“Winpass”) [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
prepaid expenses from a related party			3,227,663
Cargo Link Logistics HK Company Limited (“Cargo Link”) [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
prepaid expenses from a related party			3,468,341
HYTX Warehouse NO.10 LLC (“No. 10 LLC”) [Member]
Related Party Transaction [Line Items]
Nature	Loan to a related party
loans receivable from related parties	¥ 854,732	121,604
HYTX Warehouse No. 3 LLC (“No. 3 LLC)” [Member]
Related Party Transaction [Line Items]
Nature	Loan to a related party
loans receivable from related parties	¥ 230,971	32,861
Cargo Link Logistics HK Company Limited (“Cargo Link”) [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
accounts payable to related parties	¥ 7,111,019	1,011,697	86,129
The other logistics service providers [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
accounts payable to related parties	¥ 1,068,263	151,984	156,605
JPEC Enterprises, Inc.[Member]
Related Party Transaction [Line Items]
Nature	Loan
loan payable to a related party	¥ 158,148	22,500
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Transaction [Line Items]
Nature	Loan
loan payable to a related party			1,500,000
Key management and their immediate family members [Member]
Related Party Transaction [Line Items]
Nature	Loan
loan payable to a related party	¥ 29,999	4,268	733,700
Cargo Link Logistics HK Company Limited (“Cargo Link”) [Member]
Related Party Transaction [Line Items]
Nature	Payment for logistics service(a)
other payable to related parties	¥ 629,456	89,554	624,125
The other logistics service providers [Member]
Related Party Transaction [Line Items]
Nature	Payment for logistics service / Interest payable
other payable to related parties			165,435
Huang Jianhong [Member]
Related Party Transaction [Line Items]
Nature	Loan
loans payable			658,000
Jia Xiaohua [Member]
Related Party Transaction [Line Items]
Nature	Loan
loans payable			1,000,000
Wang Qing [Member]
Related Party Transaction [Line Items]
Nature	Loan
loans payable			300,000
Yi Yu [Member]
Related Party Transaction [Line Items]
Nature	Loan
loans payable			5,697,800
Peng ZhongLiang [Member]
Related Party Transaction [Line Items]
Nature	Loan
loans payable			1,000,000
Geng Xiaogang [Member]
Related Party Transaction [Line Items]
Nature	Dividend
other payable to shareholders	¥ 6,225,000	885,642	6,225,000
Jia Xiaohua [Member]
Related Party Transaction [Line Items]
Nature	Dividend
other payable to shareholders	¥ 712,500	101,369	712,500
Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Nature	Purchase of logistic services
Material related party transactions	¥ 312,448	44,453	416,482	¥ 549,714
Cargo Link Logistics HK Company Limited [Member]
Related Party Transaction [Line Items]
Nature	Purchase of logistic services
Material related party transactions	¥ 60,497,759	8,607,125	50,581,355	62,063,334
HYTX Warehouse No. 10 LLC [Member]
Related Party Transaction [Line Items]
Nature	Purchase of logistic services
Material related party transactions	¥ 1,537,924	218,803
The other logistics service providers [Member]
Related Party Transaction [Line Items]
Nature	Purchase of logistic services
Material related party transactions	¥ 1,211,649	172,383	1,005,698
Shenzhen Feijia Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature	Provided logistic services
Material related party transactions				196,575
Shenzhen Oranda Global Logistics Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature	Provided logistic services
Material related party transactions			1,139,001
LD Global Logistics Inc [Member]
Related Party Transaction [Line Items]
Nature	Provided logistic services
Material related party transactions	¥ 2,138,150	304,198	355,927
The other logistics service customers [Member]
Related Party Transaction [Line Items]
Nature	Provided logistic services
Material related party transactions			349,786
Shenzhen Feijia Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature	Purchase of equipment
Material related party transactions				108,407
Shenzhen Feijia Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature	Penalty for early termination of lease
Material related party transactions				835,527
Hongkong Boyatong Supply Chain Management [Member]
Related Party Transaction [Line Items]
Nature	Purchase of products and other services
Material related party transactions	¥ 176,400,632	25,096,835
Hongkong Boyatong Supply Chain Management [Member]
Related Party Transaction [Line Items]
Nature	Sales of products and other services
Material related party transactions	¥ 5,413,282	770,157
The other logistics service customers [Member]
Related Party Transaction [Line Items]
Nature	Sales of products and other services
Material related party transactions	¥ 491,170	69,880	885,180	4,749
Shenzhen Zhongshun Jiean Estate Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature	Rent of offices and warehouses
Material related party transactions				14,469,603
Key management and their immediate family members [Member]
Related Party Transaction [Line Items]
Nature	Interest expenses of loans
Material related party transactions			780,985	30,000
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature	Interest expenses of loans
Material related party transactions			¥ 99,693	¥ 24,643